Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Operating Lease Expenses Included in Determination of Net Income [Table Text Block]
Operating lease expense that has been included in the determination of the net income is as follows:

	Years ended March 31,
	2013	2014	2015
	US$	US$	US$
Office premises	726,893	700,402	668,676
Residential apartments for employees	104,557	81,308	81,980

Total operating lease expense	831,450	781,710	750,656

Schedule Of Future Minimum Rental Payments For Operating Leases [Table Text Block]
The minimum annual lease commitments under the above operating leases that have initial or remaining terms in excess of one year are as follows:

For the year ending March 31,	US$
2016	492,935
2017	293,624
2018	237,989
2019	40,753
2020	—